Fresh-Start Reporting - Reorganization Items, Net (Details) - USD ($) $ in Thousands		5 Months Ended	7 Months Ended	12 Months Ended
	Aug. 27, 2020	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2021
Reorganization, Chapter 11 [Line Items]
Reorganization items, net			$ (3,361,251)	$ (3,400,000)
Fresh-Start Reporting Fair Value Adjustment
Reorganization, Chapter 11 [Line Items]
Gain on settlement of Liabilities Subject to Compromise			3,339,191
Impact of fresh-start adjustments			66,928
Exit Facility and DIP Facility rollover financing costs paid upon Effective Date			(5,032)
Write-off of pre-petition debt and DIP issuance costs			(9,461)
Professional success fees paid upon Effective Date			(21,399)
Professional fees and other bankruptcy related costs			(13,076)
Gain on Deconsolidation of Canadian subsidiary			4,100
Reorganization items, net	$ 34,922		3,361,251
Cash payment for reorganization items, net		$ 784	$ 42,916